LONG TERM INVESTMENTS (Details Narrative) - Silver Wolf [Member]	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Statement [Line Items]
Issue of common share Of debt settlement	2,292,000
Debt settlement | $	$ 458
Purchase price | $ / shares	$ 0.15
Exercise price | $ / shares	$ 0.25
Issuer Financing Exemption private placement	833,334
Investment | $	$ 125
Non-transferable common share purchase warrants	416,667